Fair value of Assets and liabilities (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Fair Value Of Financial Instruments Text Block Abstract
Schedule of loans to related party
		As of February 28, 2023
Figures in Rand thousands	Notes	Carrying amount	Aggregate fair value

Loan to related party	12	25,800	24,112